Taxes on Income -Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Limitations on Use	The NOL carryforwards begin to expire in 2032 and may become subject to annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%, as defined under I.R.C. Section 382
Increase in valuation allowance	$ 17.1
Operating Loss Carry forwards Percentage	50.00%
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 194.0
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 180.6